Investments in Associates and Joint Ventures - Summary of Investments in AFPI (Detail) - PHP (₱) ₱ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Investments in associates and joint ventures	₱ 55,427	₱ 46,130	₱ 56,858
AF Payments, Inc. [Member] | Smart Communications, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Transaction			Capital infusion on unpaid subscription
Investments in associates and joint ventures			₱ 130
AF Payments, Inc. [Member] | Smart Communications, Inc. [Member] | Common Stock [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Transaction				Smart subscription to AFPI Common Shares	Smart subscription to AFPI Common Shares
Number of Shares Subscribed				122.5	503.2
Investments in associates and joint ventures				₱ 160	₱ 300
AF Payments, Inc. [Member] | Smart Communications, Inc. [Member] | Preferred stock [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Transaction	Smart subscription to AFPI Preferred Shares	Smart subscription to AFPI Preferred Shares
Number of Shares Subscribed	60.0	100.0
Investments in associates and joint ventures	₱ 60	₱ 100